Trade and other receivables (Details) - EUR (€) € in Millions			12 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Included within non-current assets:
Trade receivables			€ 197		€ 435
Trade receivables held at fair value through other comprehensive income			179
Contract assets			531	€ 843	350
Contract-related costs			375
Amounts owed by associates and joint ventures			1		1
Other receivables			77		194
Prepayments			371		597
Derivative financial instruments			3,439		2,449
Total trade and other non-current receivables			5,170	4,856	4,026
Included within current assets:
Trade receivables			4,088		4,967
Trade receivables held at fair value through other comprehensive income			613
Contract assets			3,671	3,402	2,257
Contract-related costs			1,132
Amounts owed by associates and joint ventures			388		524
Other receivables			876		895
Prepayments			1,227		1,152
Derivative financial instruments			195		180
Total trade and other current receivables			12,190	€ 12,104	€ 9,975
Costs incurred to obtain customer contracts			1,433
Costs incurred to fulfil customer contracts			74
Amortisation and impairment expense			€ 1,506
Trade receivables reclassified from amortised cost to FVOCI	€ 70	€ 57